Balance Sheet and Reserve Movement of the Company (Tables)	12 Months Ended
Dec. 31, 2018
Balance sheet and reserve movement of the Company [abstract]
Balance sheet of the Company

	As at 31 December 2017	As at 31 December 2018
	RMB’000	RMB’000

Assets

Non-current assets
Lease prepayments and other non-current assets	671,355	813,119
Property, plant and equipment	12,618,633	11,435,270
Investment properties	423,941	408,366
Construction in progress	1,000,924	1,559,401
Investments in subsidiaries	1,673,120	1,718,007
Investments in associates and joint ventures	3,853,209	3,869,433
Deferred income tax assets	111,929	109,137

	20,353,111	19,912,733

Current assets
Inventories	5,971,505	7,500,683
Financial assets at fair value through other comprehensive income	—	714,599
Financial assets at fair value through profit or loss	—	2,526,053
Trade receivables	2,983	170,205
Bills receivable	795,863	—
Other receivables	124,875	92,999
Prepayments	211,624	1,862
Amounts due from related parties	1,798,138	1,953,459
Cash and cash equivalents	6,268,493	7,619,013
Time deposits with financial institutions	2,000,000	1,500,000

	17,173,481	22,078,873

Total assets	37,526,592	41,991,606

Equity and liabilities

Equity attributable to owners of the Company
Share capital	10,814,177	10,823,814
Reserves (a)	17,403,339	19,318,245

Total equity	28,217,516	30,142,059

	As at 31 December 2017 RMB’000	As at 31 December 2018 RMB’000

Liabilities

Non-current liabilities
Deferred income	5,679	10,442

Current liabilities
Borrowings	518,000	431,649
Financial liabilities at fair value through profit or loss	—	9,799
Contract liabilities	—	403,967
Advance from customers	400,627	—
Trade payables	890,459	1,349,533
Other payables	3,348,432	5,038,548
Amounts due to related parties	3,530,044	4,310,659
Income tax payable	615,835	294,950

	9,303,397	11,839,105

Total liabilities	9,309,076	11,849,547

Total equity and liabilities	37,526,592	41,991,606

(a)	Reserve movement of the Company

	Legal surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Share premium RMB’000	Safety production fund RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2017	4,072,476	4,180	101,355	58,919	—	346	9,540,950	13,778,226

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	6,274,244	6,274,244
Dividends proposed and approved	—	—	—	—	—	—	(2,700,000)	(2,700,000)
Utilization of safety production fund	—	—	—	—	—	(346)	346	—
Share option scheme (Note 27)	—	—	—	(10,640)	—	—	—	(10,640)
Exercise of share option	—	—	—	—	62,319	—	—	62,319
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	(810)	—	—	—	(810)

Balance at 31 December 2017	4,072,476	4,180	101,355	47,469	62,319	—	13,115,540	17,403,339

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	5,154,603	5,154,603
Dividends proposed and approved	—	—	—	—	—	—	(3,247,144)	(3,247,144)
Utilization of safety production fund	—	—	—	—	—	57,135	(57,135)	—
Forfeit of share option scheme (Note 27)	—	—	—	(13,004)	—	—	—	(13,004)
Exercise of share option	—	—	—	(17,062)	44,527	—	—	27,465
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	(7,014)	—	—	—	(7,014)

Balance at 31 December 2018	4,072,476	4,180	101,355	10,389	106,846	57,135	14,965,864	19,318,245

Reserve movement of the Company

	Legal surplus RMB’000	Capital surplus RMB’000	Surplus reserve RMB’000	Other reserve RMB’000	Share premium RMB’000	Safety production fund RMB’000	Retained earnings RMB’000	Total RMB’000
Balance at 1 January 2017	4,072,476	4,180	101,355	58,919	—	346	9,540,950	13,778,226

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	6,274,244	6,274,244
Dividends proposed and approved	—	—	—	—	—	—	(2,700,000)	(2,700,000)
Utilization of safety production fund	—	—	—	—	—	(346)	346	—
Share option scheme (Note 27)	—	—	—	(10,640)	—	—	—	(10,640)
Exercise of share option	—	—	—	—	62,319	—	—	62,319
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	(810)	—	—	—	(810)

Balance at 31 December 2017	4,072,476	4,180	101,355	47,469	62,319	—	13,115,540	17,403,339

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	5,154,603	5,154,603
Dividends proposed and approved	—	—	—	—	—	—	(3,247,144)	(3,247,144)
Utilization of safety production fund	—	—	—	—	—	57,135	(57,135)	—
Forfeit of share option scheme (Note 27)	—	—	—	(13,004)	—	—	—	(13,004)
Exercise of share option	—	—	—	(17,062)	44,527	—	—	27,465
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	(7,014)	—	—	—	(7,014)

Balance at 31 December 2018	4,072,476	4,180	101,355	10,389	106,846	57,135	14,965,864	19,318,245